Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash [Abstract]
Restricted Cash
6.	Restricted Cash

As of December 31, 2014, the Company has made deposits several times totaling $5,544,794 as collateral in exchange of the issuance of letters of credit. All are with expiration dates within the next 12 months.